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                                  United States
                       Securities and Exchange Commission
                              Washington, DC 20549

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2004

Check here if amendment [x]; Amendment Number: 1
This Amendment (Check only one):
[ ]  is a restatement
[x]  adds new holdings entries

This Amendment includes securities holdings reported on the Form 13F filed pursuant to a request for confidential treatment and for which confidential treatment expires on August 13, 2005.

Institutional Investment Manager Filing this Report:

Name:       UBS Securities LLC
Address:    677 Washington Boulevard
            Stamford, CT 06901

13F File Number: 28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:       Jeffery H. Laska
Title:      Director
Phone:      (203) 719-6871

Signature, Place, and Date of Signing:

/s/ Jeffery H. Laska
Jeffery H. Laska
June 10, 2005
Stamford, Connecticut

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Report Type (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

Pursuant to Regulation 240.24b-2(b) of the Securities Exchange Act of 1934, please be advised that UBS Securities LLC, the institutional investment manager with respect to which this schedule is filed, has omitted and filed separately with the Commission a portion of this Report for which it has requested confidential treatment.

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $144,009 (thousands)

List of Other Included Managers: NONE

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
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       Column 1         Column 2    Column 3   Column 4           Column 5          Column 6   Column 7             Column 8
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                                                                                    Invest-
                                                                                     ment                      Voting authority
       Name of          Title of                 Value     Shrs or     SH/   Put/   Discre-     Other    --------------------------
       Issuer            Class       CUSIP      x $1000    prn amt     PRN   Call    tion      Managers     Sole      Shared   None
-----------------------------------------------------------------------------------------------------------------------------------
AT&T WIRELESS SVCS INC     COM      00209A106   $144,009  10,056,500   SH            SOLE                10,056,500